UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Proffitt & Goodson, Inc.
Address: 4800 Old Kingston Pike
         Suite 200
         Knoxville, TN  37939-1629

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David N. Goodson
Title:     President
Phone:     865-584-1850

Signature, Place, and Date of Signing:

     David N. Goodson     Knoxville, TN     June 22, 2004


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     63

Form13F Information Table Value Total:     $107,906 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    COM              002824100      640    13726 SH       SOLE                    11526              2200
Air Products & Chem            COM              009158106     1771    30555 SH       SOLE                    26855              3700
American Intl Group            COM              026874107     2829    43077 SH       SOLE                    38075              5002
Amgen Corp                     COM              031162100     1709    26641 SH       SOLE                    23041              3600
Bank of America Corp           COM              060505104     3892    82831 SH       SOLE                    73723              9108
BB&T Corp                      COM              054937107      310     7363 SH       SOLE                     2463              4900
Best Buy                       COM              086516101      758    12765 SH       SOLE                    10965              1800
Bright Horizon Family Sol      COM              109195107      430     6633 SH       SOLE                     6633
ChevronTexaco Corp             COM              166764100     2143    40807 SH       SOLE                    37237              3570
Cisco Systems                  COM              17275R102     1924    99582 SH       SOLE                    88382             11200
CitiGroup Inc                  COM              172967101     1340    27806 SH       SOLE                    21806              6000
Colgate-Palmolive              COM              194162103     1183    23125 SH       SOLE                    19125              4000
Comcast Corp New 'A'           COM              20030N101      986    29618 SH       SOLE                    26178              3440
Dell Inc                       COM              24702r101     1129    26790 SH       SOLE                    22790              4000
Dover Corp                     COM              260003108      899    21425 SH       SOLE                    18825              2600
Duke Energy Co                 COM              264399106     1282    50600 SH       SOLE                    45200              5400
Eli Lilly                      COM              532457108     1134    19985 SH       SOLE                    16285              3700
EMC Corp Mass                  COM              268648102     1432    96311 SH       SOLE                    82611             13700
Emerson Electric               COM              291011104     2905    41443 SH       SOLE                    36793              4650
Exxon-Mobil                    COM              30231G102     3198    62392 SH       SOLE                    55484              6908
FedEx Corporation              COM              31428X106     2100    21324 SH       SOLE                    21324
Flextronics Intl               COM              Y2573F102     1124    81325 SH       SOLE                    68425             12900
General Electric Co            COM              369604103     1388    38014 SH       SOLE                    32014              6000
Glaxo Smithkline PLC           COM              37733W105      206     4350 SH       SOLE                     1950              2400
Heinz H J Co                   COM              423074103      867    22225 SH       SOLE                    16625              5600
Home Depot Inc                 COM              437076102     2836    66344 SH       SOLE                    58244              8100
Ingersoll-Rand Co              COM              G4776G101     2732    34025 SH       SOLE                    29725              4300
Intel Corp                     COM              458140100     1808    77285 SH       SOLE                    67585              9700
iShares: DJ Technology         COM              464287721      637    13155 SH       SOLE                    13155
iShares: DJ Telecom            COM              464287713      582    23965 SH       SOLE                    23965
iShares: DJ Utilities          COM              464287697      343     4990 SH       SOLE                     4990
iShares: MSCI EAFE             COM              464287465     6811    42504 SH       SOLE                    42504
iShares: NASDAQ Biotech Index  COM              464287556      665     8815 SH       SOLE                     8815
iShares: Russell 2000          COM              464287655     1409    10884 SH       SOLE                    10884
iShares: Russell Midcap        COM              464287499      859    10825 SH       SOLE                    10825
JDS/Uniphase                   COM              46612J101      367   115866 SH       SOLE                    86066             29800
Johnson & Johnson              COM              478160104     3235    51004 SH       SOLE                    45804              5200
McGraw Hill Inc                COM              580645109     2121    23175 SH       SOLE                    20275              2900
Microsoft                      COM              594918104     2449    91658 SH       SOLE                    80758             10900
Motorola                       COM              620076109     1159    67358 SH       SOLE                    57358             10000
Northrop Grumman               COM              666807102     1531    28165 SH       SOLE                    24065              4100
Oracle                         COM              68389X105     1454   105982 SH       SOLE                    93282             12700
Pepsico Inc                    COM              713448108     2824    54093 SH       SOLE                    48493              5600
Pfizer Inc                     COM              717081103     2269    84385 SH       SOLE                    74525              9860
Procter & Gamble               COM              742718109     2762    50150 SH       SOLE                    44350              5800
S&P 500 Depository Receipts    COM              78462f103     5501    45512 SH       SOLE                    41082              4430
S&P Midcap 400 Index           COM              595635103      244     2016 SH       SOLE                     2016
Schlumberger                   COM              806857108     1066    15919 SH       SOLE                    14219              1700
SPDR: S&P Consumer Discretiona COM              81369Y407      264     7485 SH       SOLE                     7485
SPDR: S&P Consumer Staples     COM              81369Y308      448    19400 SH       SOLE                    19400
SPDR: S&P Financial            COM              81369Y605     2506    82068 SH       SOLE                    82068
SPDR: S&P Health Care          COM              81369Y209      470    15570 SH       SOLE                    15570
SPDR: S&P Industial            COM              81369Y704      856    27540 SH       SOLE                    27540
SPDR: S&P Materials            COM              81369Y100      862    29000 SH       SOLE                    29000
SPDR: S&P Utilities            COM              81369Y886      902    32385 SH       SOLE                    32385
Sprint Fon Group               COM              852061100     2378    95714 SH       SOLE                    90714              5000
State Street Corp              COM              857477103     1631    33214 SH       SOLE                    28914              4300
Sysco Corp                     COM              871829107      905    23700 SH       SOLE                    21200              2500
Target Corp                    COM              87612E106     1828    35197 SH       SOLE                    30497              4700
VG Index - Total US Stock Mkt  COM              922908769     7564    64071 SH       SOLE                    64071
Wachovia Corp                  COM              929903102     1695    32218 SH       SOLE                    28118              4100
Wal-Mart                       COM              931142103      572    10834 SH       SOLE                    10834
Walt Disney Co                 COM              254687106     1782    64098 SH       SOLE                    56398              7700